Investment in Securities (Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale securities, amortized cost
Due within one year	¥ 98,357
Due after one to five years	386,050
Due after five to ten years	375,770
Due after ten years	337,684
Available-for-sale Debt Securities, Amortized Cost Basis, Total	1,197,861
Available-for-sale securities, fair value
Due within one year	99,607
Due after one to five years	388,102
Due after five to ten years	387,105
Due after ten years	361,731
Available-for-sale Securities, Debt Securities, Total	1,236,545
Held-to-maturity securities, amortized cost
Due within one year	294
Due after ten years	114,564
Held-to-maturity securities, Amortized cost	114,858	¥ 115,599
Held-to-maturity securities, fair value
Due within one year	294
Due after ten years	145,226
Held-to-maturity securities, Fair value	¥ 145,520